Shareholder Report, Line Graph (Details) 74200005200_Franklin Floating Rate Master Series_Single Class_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Floating Rate Master Series
Accumulated Value	$ 14,484	$ 13,489	$ 12,251	$ 11,037	$ 11,118	$ 10,061	$ 11,070	$ 10,963	$ 10,671	$ 10,000	$ 14,922
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	$ 16,275	$ 15,140	$ 13,708	$ 12,488	$ 12,573	$ 11,483	$ 11,584	$ 11,135	$ 10,664	$ 10,000	$ 16,972